Segmented information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.  Segmented information:

During 2013, the Company began recognizing revenue from product sales at which time management began to measure the Company’s operations by the geographic area in which such products are sold.

Year ended December 31, 2014	Europe	Rest of World	Total

Revenue	14,308	15,734	30,042
Cost of goods sold	5,037	4,990	10,027
Gross margin	9,271	10,744	20,015
Gross margin %	65%	68%	67%

Year ended December 31, 2013	Europe	Rest of World	Total

Revenue	$1,897	$2,614	$4,511
Cost of goods sold	622	314	936
Gross margin	1,275	2,300	3,575
Gross margin %	67%	88%	79%

During the years ended December 31, 2014 and 2013, we had two customers that accounted for more than 10% of our revenue. In 2014, these customers accounted for 23% and 19% of our revenue, respectively (2013 – 25% and 22%, respectively).

Property and equipment by geographic area were as follows:

As at December 31	2014	2013

Europe	$118	$132
Rest of World	693	486

	$811	$618